Dividends to shareholders - Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Sep. 08, 2025	Mar. 24, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends to shareholders
Dividends charged to equity			$ 4,846	$ 4,602	$ 4,487
Exchange losses on payment of dividend			6	3	5
Hedge contracts relating to dividend payments			113	16	(19)
Dividends paid to non-controlling interests			6	4	4
Net movement of unclaimed dividends in the year				4	4
Dividends paid (cash flow statement)			$ 4,971	$ 4,629	$ 4,481
Dividends paid (per share)	$ 1.03	$ 2.1